As filed with the Securities and Exchange Commission on October 9, 2008
                                    Investment Company Act File Number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                    C/O REICH & TANG ASSET MANAGEMENT, LLC
                            600 FIFTH AVENUE
                           NEW YORK, NEW YORK 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2008

Item 1: REPORT TO STOCKHOLDERS












        Pax World Money Market Fund







                             [GRAPHIC OMITTED]




               Semi-Annual
               Report                                31 JULY 2008





                            PAX
                            -------------------------------------
                            Pax World Mutual Funds / For Tomorrow

Investment Advisor
Pax World Management Corp.
30 Penhallow Street
Suite 400
Portsmouth, NH  03801


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
101 Sabin Street
Pawtucket, RI  02860

Institutional Class:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024



For More Information

General Fund Information:
800.767.1729

Shareholder Account Information:
800.372.7827

                                                                600 Fifth Avenue
PAXWORLD                                                    New York, N.Y. 10020
MONEY MARKET FUND, INC.                                           (212) 830-5200





Dear Shareholder:



We are pleased to present the semi-annual report of the Pax
World Money Market Fund, Inc. (the "Fund") for the period
February 1, 2008 through July 31, 2008.


As of July 31, 2008, the Fund had net assets of $129,648,771.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,





/S/Joseph F. Keefe     /S/Laurence A. Shadek           /S/Michael P. Lydon

Joseph F. Keefe         Laurence A. Shadek              Michael P. Lydon
President               Executive Vice-President        Director

                                                      Expense Chart, (unaudited)
                                          For the six months ended July 31, 2008

PAXWORLD Money Market Fund, Inc.




As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 through July 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                          For the six months ended July 31, 2008

PAXWORLD Money Market Fund, Inc.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------
                        Beginning       Ending    Expenses Paid
 Individual Investor  Account Value Account Value   During the     Annualized
        Class            2/1/08        7/31/08       Period *    Expense Ratio *
--------------------------------------------------------------------------------
  Actual                $1,000.00      $1,010.50       $3.30          0.66%
--------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,021.58       $3.32          0.66%
  return before
  expenses)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Institutional Class    Beginning       Ending    Expenses Paid    Annualized
                      Account Value Account Value   During the
                         2/1/08        7/31/08       Period *   Expense Ratio *
--------------------------------------------------------------------------------
  Actual                $1,000.00      $1,011.70       $2.15          0.43%
--------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,022.73       $2.16          0.43%
  return before
  expenses)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MMA Praxis Class      Beginning       Ending    Expenses Paid    Annualized
                      Account Value Account Value   During the
                         2/1/08        7/31/08       Period *   Expense Ratio *
--------------------------------------------------------------------------------
  Actual                $1,000.00      $1,011.20       $2.55          0.51%
--------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,022.33       $2.56          0.51%
  return before
  expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 1, 2008 through July 31, 2008), multiplied by 182/366 (to reflect the one-half year period).


                                            Schedule of Investments, (unaudited)
                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.



FACE                                            MATURITY              VALUE
AMOUNT                                              DATE   YIELD (a) (NOTE 1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER: 3.85%
$ 5,000,000   Fortis Bank........................08/06/08  2.73%  $ 4,998,118
-----------                                                       -----------
  5,000,000   Total Commercial Paper                                4,998,118
-----------                                                       -----------
DOMESTIC CERTIFICATE OF DEPOSIT: 3.86%
$ 5,000,000   Wilmington Trust ..................08/01/08  2.62%  $ 5,000,000
-----------                                                       -----------
  5,000,000   Total Domestic Certificate of Deposit                 5,000,000
-----------                                                       -----------
REPURCHASE AGREEMENT: 46.28%
$ 30,000,000  Bank of America Securities, LLC,
              Purchased on 07/31/08, 2.15%, Repurchase
              proceeds at maturity $30,001,792 (Collateralized
              by $30,853,000, FMDN, 0.00% due 11/25/08,
              value, $30,600,005) ...............08/01/08  2.15%  $30,000,000
 30,000,000   UBS AG, Purchased 07/31/08, 2.15%,
              Repurchase proceeds at maturity $30,001,792
              (Collateralized by $30,825,000, FCDN, 0.00%,
              due 11/12/08, value, $30,585,086, SLMN, 6.55%,
              due 12/02/13 value $16,859)........08/01/08  2.15%   30,000,000
-----------                                                       -----------
 60,000,000   Total Repurchase Agreement                           60,000,000
-----------                                                       -----------
U.S. GOVERNMENT AGENCY DISCOUNT TERM NOTE: 38.53%
$ 20,000,000  Federal Home Loan Bank.............08/08/08  2.18%  $19,991,639
  20,000,000  Federal Home Loan Mortgage
              Corporation........................08/29/08  2.26    19,964,969
 10,000,000   Federal National Mortgage
              Association........................08/04/08  2.02     9,998,321
-----------                                                       -----------
 50,000,000   Total U.S. Government Agency Discount Term Note      49,954,929
-----------                                                       -----------
VARIABLE RATE DEMAND INSTRUMENTS: 3.24% (b)
$   540,000   Jake Sweeney Automotive, Inc. - Series 1998
              LOC U.S. Bank, N.A.................04/01/10  3.15%  $   540,000
  3,665,000   Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex) - Series 1996B
              LOC AmSouth Bank...................09/01/11  2.65     3,665,000
-----------                                                       -----------
  4,205,000   Total Variable Rate Demand Instruments                4,205,000
-----------                                                       -----------

The accompanying notes are an integral part of these financial statements


                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.


FACE                                           MATURITY              VALUE
AMOUNT                                             DATE   YIELD (a) (NOTE 1)
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT: 3.86%
$ 5,000,000 HSH Nordbank AG....................08/11/08    3.01%     $ 5,000,000
-----------                                                          -----------
  5,000,000 Total Yankee Certificates of Deposit                       5,000,000
-----------                                                          -----------
            Total Investments (99.62%)(Amortized cost $129,158,047+) 129,158,047
            Cash and Other Assets, Net of Liabilities (0.38%)            490,724
                                                                     -----------
            Net Assets (100.00%)                                    $129,648,771
                                                                     -----------

     + Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and, as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
(a) The interest rate shown reflects the security's yield. If yield is not available, the coupon is shown.
(b) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY NOTES:
FCDN    =  Farm Credit Discount Note
FMDN    =  Fannie Mae Discount Note
LOC     =  Letter of Credit
RB      =  Revenue Bond
SLMN    =  Student Loan Marketing Fixed-Rate Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

----------------------------------------------------------------
  Securities Maturing in         Value         % of Portfolio
----------------------------------------------------------------
  Less than 31 Days            $129,158,047       100.00%
  31 through 60 Days               -0-              0.00%
  61 through 90 Days               -0-              0.00%
  91 through 120 Days              -0-              0.00%
  121 through 180 Days             -0-              0.00%
  Over 180 Days                    -0-              0.00%
----------------------------------------------------------------
  Total                        $129,158,047       100.00%
----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                Statement of Assets and Liabilities, (unaudited)
                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.


ASSETS:
   Investments in securities, at amortized cost (Note 1)......$    69,158,047
   Repurchase agreement.......................................     60,000,000
   Cash.......................................................        539,095
   Accrued interest receivable................................         75,086
   Due from advisor (Note 2)..................................         40,041
                                                                -------------
         Total assets.........................................    129,812,269
                                                                -------------
LIABILITIES:
   Payable to affiliates (Note 2).............................          3,367
   Accrued expenses...........................................        132,222
   Dividends payable..........................................         27,909
                                                                -------------
         Total liabilities....................................        163,498
                                                                -------------
   Net assets.................................................$   129,648,771
                                                                =============
SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)....$   129,685,314
   Accumulated net realized loss..............................       (36,543)
                                                                -------------
   Net assets.................................................$   129,648,771
                                                                =============
   Net asset value, per share (Note 3):

        Class Name           Net Assets         Shares        Net Asset
                                              Outstanding       Value
---------------------------------------------------------------------------
  Individual Investor Class  $20,502,210      20,507,989         $1.00
  Institutional Class         87,839,105      87,863,863         $1.00
  MMA Praxis Class            21,307,456      21,313,462         $1.00




The accompanying notes are an integral part of these financial statements.


                                            Statement of Operations, (unaudited)
                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.

Investment income
   Income:
     Interest...................................................$  2,103,989
                                                                ------------
   Expenses: (Note 2)
     Advisory fee...............................................     111,562
     Administrative services fee................................      74,375
     Shareholder servicing fee (Individual Investor Class)......      43,261
     Shareholder servicing fee (MMA Praxis Class)...............      27,821
     Custodian expenses.........................................       9,286
     Shareholder servicing and related shareholder expenses+....      87,895
     Legal fees, compliance and filing fees.....................      75,945
     Audit and accounting.......................................      46,504
     Directors' fees and expenses...............................      10,648
     Other......................................................      18,455
                                                                ------------
        Total expenses..........................................     505,752
        Less:
        Fees waived.............................................     (99,492)
        Expenses reimbursed.....................................     (40,041)
                                                                ------------
     Net expenses ..............................................     366,219
                                                                ------------
   Net investment income........................................   1,737,770
   Realized gain (loss) on investments:
        Net realized loss on investments........................    (34,313)
                                                                ------------
   Increase in net assets from operations.......................$  1,703,457
                                                                =============

+ Includes class specific transfer agency expenses of $43,502, $16,080, and $7,790 for Individual Investor Class, Institutional
    Class and MMA Praxis Class, respectively.

The accompanying notes are an integral part of these financial statements.

                                Statements of Changes in Net Assets, (unaudited)
                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.



                                              Six Months
                                                 Ended               Year
                                             July 31, 2008           Ended
                                              (Unaudited)      January 31, 2008
Increase (decrease) in net assets            ------------      -----------------
Operations:
   Net investment income.................   $  1,737,770        $  5,484,108
   Net realized gain (loss) on investments      (34,313)                 -0-
                                            ------------        ------------
   Increase in net assets from operations      1,703,457           5,484,108
Dividends to shareholders from net investment income:
   Individual Investor Class.............       (364,263)        (1,483,084)
   Institutional Class...................     (1,122,577)        (3,134,957)
   MMA Praxis Class......................       (250,930)          (866,067)
                                            ------------        ------------
   Total dividends to shareholders.......     (1,737,770)        (5,484,108)

Distribution to shareholders from realized gains on investments:
   Individual Investor Class.............           (124)              (-0-)
   Institutional Class...................           (569)              (-0-)
   MMA Praxis Class......................            (81)              (-0-)
                                            ------------        ------------
   Total dividends to shareholders.......           (774)              (-0-)

Capital share transactions (Note 3):
   Individual Investor Class.............    (13,905,678)          2,420,108
   Institutional Class...................    (56,049,405)         29,947,339
   MMA Praxis Class......................     (2,478,775)          7,620,457
                                            ------------        ------------
   Total capital share transactions......    (72,433,858)         39,987,904
                                            ------------        ------------
   Total increase (decrease).............    (72,468,945)         39,987,904

Net assets:
   Beginning of period...................    202,117,716         162,129,812
                                            ------------        ------------
   End of period.........................   $129,648,771        $202,117,716
                                            ============        ============
   Undistributed net investment income...   $        -0-        $        -0-
                                            ============        ============

The accompanying notes are an integral part of these financial statements.

                                      Notes to Financial Statements, (unaudited)
                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund"), is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund had three classes of stock authorized, the Individual Investor Class, the Institutional Class and the MMA Praxis Class. The Individual Investor Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Such class specific expenses of the Fund were limited to shareholder servicing fees, transfer agent expenses and sub-accounting and administration fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.


1. SUMMARY OF ACCOUNTING POLICIES, continued

c) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and  Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) Representations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

g) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS  WITH AFFILIATES

Under  the  Advisory  Agreement,  the Fund  pays an  advisory  fee to Pax  World
Management Corp. (the "Advisor") at an annual rate of 0.15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of 0.075% of the Fund's average daily net assets. For the period ended July 31, 2008, the Advisor paid the Sub-Advisor $21,740 as sub-advisory fees.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of 0.10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to 0.25% per annum of the average daily net assets with respect only to the Individual Investor Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

As of July 31, 2008, the amounts payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type                       Affiliates                        Amount
--------                       ----------                        ------
Shareholder Servicing fee     Distributor                    $    2,213
Transfer Agency fee           Transfer Agent                      1,154
                                                             ----------
                                               Total         $    3,367
                                                             ----------

For the period ended July 31, 2008, the Advisor and Distributor voluntarily waived the following fees:

Advisory fees                                                $   57,212

Administration fees                                              20,024

Shareholder Servicing fees - MMA Praxis Class                    22,256
                                                             ----------
                                               Total         $   99,492
                                                             ==========

                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.


2.  INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, continued

The Advisor and Distributor have no right to recoup prior fee waivers.

In addition, although not required to do so, the Advisor agreed to reimburse class specific expenses amounting to $40,041 for the Individual Investor Class.

Directors who are unaffiliated with the Advisor or Sub-Advisor are paid on the basis of $2,000 per annum plus $400 per meeting attended (there are five scheduled board meetings each year).

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $9,279 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as transfer agent for the Institutional Class (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Institutional Class of the fund. For the period ended July 31, 2008, these fees amounted to an annual rate of 0.02% of the monthly average net assets of the Institutional Class.

Certain Funds that are affiliated with the Fund's advisor invest their excess cash under the Rule 12d-1 of the 1940 Act into the Pax World Money Market Fund, Inc. - Institutional Class Shares. The following is the breakdown of their investments:

                                         Average Balance            Ending
                                         for the period             Balance
                                    February 1, 2008 through         as of
                                          July 31, 2008          July 31, 2008
                                         --------------          -------------
Pax World Balanced Fund                  $  28,118,541          $  24,666,384
Pax World Growth Fund                        1,027,041              1,679,599
Pax World High Yield Bond Fund               6,563,507              6,396,793
Pax World Value Fund                            77,135                 23,953
Pax World Women's Equity Fund                1,005,584                239,403
Pax World International Fund                    32,707                 24,232
Pax World Small Cap Fund                        91,484                 70,246

As of July 31, 2008, certain Directors and Officers had investments representing less than 1% of the Fund.

                                                                   July 31, 2008

PAXWORLD Money Market Fund, Inc.

3. CAPITAL STOCK

At July 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized .. Transactions in capital stock, all at $1.00 per share, were as follows:

                                         Six Months Ended            Year
                                           July 31, 2008             Ended
                                            (Unaudited)        January 31, 2008
                                         --------------        ----------------
INDIVIDUAL INVESTOR CLASS
Sold................................         9,439,451             25,036,918
Issued on reinvestment of dividends.           364,375              1,483,203
Redeemed............................       (23,709,504)           (24,100,013)
                                         ---------------        --------------
Net increase(decrease) .............       (13,905,678)             2,420,108
                                         ===============        ==============
INSTITUTIONAL CLASS
Sold................................        993,384,111         1,128,700,924
Issued on reinvestment of dividends.            951,181             2,477,900
Redeemed............................     (1,050,384,697)       (1,101,231,485)
                                         ---------------        --------------
Net increase(decrease)..............        (56,049,405)           29,947,339
                                         ===============        ==============
MMA PRAXIS CLASS
Sold................................          4,885,988            17,317,794
Issued on reinvestment of dividends.            251,013               866,254
Redeemed............................         (7,615,776)          (10,563,591)
                                         ---------------        --------------
Net increase(decrease)..............         (2,478,775)            7,620,457
                                         ===============        ==============


4. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2008 and 2007 was ordinary income.

At January 31, 2008, the Fund had unused capital loss carryforwards of $1,456, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170, $152 and $134 will expire in the years 2010, 2011 and 2015, respectively.

At January 31, 2008, the Fund had no distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes,

                                                                   July 31, 2008
PAXWORLD Money Market Fund, Inc

4. TAX INFORMATION, continued

based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

5. FAIR VALUATION MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 -  quoted prices in active markets for identical securities
Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -  significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

                                                                   July 31, 2008
PAXWORLD Money Market Fund, Inc

5. FAIR VALUATION MEASUREMENT, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of July 31, 2008:

Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                           $         -0-
Level 2 - Other Significant Observable Inputs       129,158,047
Level 3 - Significant Unobservable Inputs                   -0-
                                                  -------------
Total                                             $ 129,158,047
                                                  =============

6. SUBSEQUENT EVENT

The Board of Directors determined that it is advisable to dissolve, liquidate and terminate the legal existence of the Fund. On September 15, 2008, the shareholders approved the plan of liquidation and dissolution of the Fund.

                                                                   July 31, 2008
PAXWORLD Money Market Fund, Inc

7. FINANCIAL HIGHLIGHTS

                                                                          INDIVIDUAL
                                                                        INVESTOR CLASS
                                                ------------------------------------------------------------------------------------
                                                Six Months                  Years Ended
                                                  Ended                    January 31,
                                                July 31, 2008-----------------------------------------------------------------------
                                                (unaudited)           2008          2007          2006          2005          2004
                                                 -----------          ----          ----          ----          ----          ----
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period....                           $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                     --------        --------      --------     -------       --------     ---------
Income from investment operations:
   Net investment income..                              0.010          0.044         0.044        0.028          0.009        0.006

Net realized and unrealized gain(loss)
   on investments ........                               --             --          (0.000)        --             --           --
                                                      --------       --------      --------     -------       --------     ---------
Total from investment operations                        0.010          0.044         0.044        0.028          0.009        0.006

Less distributions from:
   Dividends from net
     investment income....                             (0.010)        (0.044)       (0.044)      (0.028)        (0.009)      (0.006)

Net realized gains on investments                        --             --            --           --             --           --
                                                      --------       --------      --------     -------       --------     ---------
Total distributions.......                             (0.010)        (0.044)       (0.044)      (0.028)        (0.009)      (0.006)
                                                      --------       --------      --------     -------       --------     ---------
Net asset value, end of period                       $  1.00         $ 1.00        $ 1.00      $  1.00        $  1.00      $  1.00
                                                     =========       ========      ========     =======        =======      ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..............                              1.05%(a)       4.48%         4.50%        2.81%          0.87%        0.59%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)                      $ 20,502       $ 34,414      $ 31,993     $ 24,636       $ 21,592     $ 21,504
Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b)                           0.66%(c)       0.66%         0.66%        0.66%          0.65%        0.62%
   Net investment income..                              2.11%(c)       4.39%         4.44%        2.79%          0.87%        0.59%
   Advisory fees waived...                              0.10%(c)       0.06%         0.05%        0.05%          0.09%        0.08%
   Expenses reimbursed....                              0.23%(c)       0.24%         0.31%        0.34%          0.36%        0.33%
   Expenses paid indirectly                              --            0.00%         0.00%        0.00%          0.00%        0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly, if applicable
(c)  Annualized

                                                                   July 31, 2008
PAXWORLD Money Market Fund, Inc

7. FINANCIAL HIGHLIGHTS, continued

                                                                          INSTITUTIONAL
                                                                              CLASS
                                                ------------------------------------------------------------------------------------
                                                Six Months                  Years Ended
                                                  Ended                    January 31,
                                                July 31, 2008-----------------------------------------------------------------------
                                                (unaudited)           2008          2007          2006          2005          2004
                                                 -----------          ----          ----          ----          ----          ----
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period....                           $  1.00        $  1.00       $  1.00      $  1.00        $  1.00      $  1.00
                                                     --------        --------      --------     -------       --------     ---------
Income from investment operations:
   Net investment income..                              0.012          0.046         0.046        0.030          0.011        0.008

Net realized and unrealized gain(loss)
   on investments ........                               --             --          (0.000)        --             --           --
                                                     --------        --------      --------     -------       --------     ---------
Total from investment operations                        0.012          0.046         0.046        0.030          0.011        0.008

Less distributions from:
   Dividends from net
     investment income....                             (0.012)        (0.046)       (0.046)      (0.030)        (0.011)      (0.008)
Net realized gains on investments                        --             --            --           --             --           --
                                                     --------        --------      --------     -------       --------     ---------
Total distributions.......                             (0.012)        (0.046)       (0.046)      (0.030)        (0.011)      (0.008)
                                                     --------        --------      --------     -------       --------     ---------
Net asset value, end of period                       $  1.00         $ 1.00       $  1.00      $  1.00        $  1.00      $  1.00
                                                     ========        ========      ========     =======        =======      ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..............                              1.17%(a)       4.72%         4.75%        3.06%          1.12%        0.84%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)                      $ 87,839       $143,912      $113,965     $105,551       $135,150     $112,704

Ratios to average net assets:
   Expenses (net of fees waived) (b)                    0.43%(c)       0.43%         0.43%        0.41%          0.40%        0.37%
   Net investment income..                              2.44%(c)       4.56%         4.63%        2.99%          1.11%        0.86%
   Advisory fees waived...                              0.10%(c)       0.06%         0.05%        0.05%          0.09%        0.08%
   Expenses paid indirectly                              --            0.00%         0.00%        0.00%          0.00%        0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly, if applicable
(c)  Annualized

                                                                   July 31, 2008
PAXWORLD Money Market Fund, Inc
7. FINANCIAL HIGHLIGHTS, continued

                                                                          MMA PRAXIS
                                                                              CLASS
                                                ------------------------------------------------------------------------------------
                                                Six Months                  Years Ended
                                                  Ended                    January 31,
                                                July 31, 2008-----------------------------------------------------------------------
                                                (unaudited)           2008          2007          2006          2005          2004
                                                 -----------          ----          ----          ----          ----          ----
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period....                           $  1.00        $  1.00       $  1.00      $  1.00        $  1.00      $  1.00
                                                     --------        --------      --------     -------       --------     ---------
Income from investment operations:
   Net investment income..                              0.011          0.045         0.044        0.028          0.009        0.006
Net realized and unrealized gain(loss)
   on investments ........                               --             --          (0.000)        --             --           --
                                                     --------        --------      --------     -------       --------     ---------
Total from investment operations                        0.011          0.045         0.044        0.028          0.009        0.006
Less distributions from:
   Dividends from net
     investment income....                             (0.011)        (0.045)       (0.044)      (0.028)        (0.009)      (0.006)
Net realized gains on investments                        --             --            --           --             --           --
                                                     --------        --------      --------     -------       --------     ---------
Total distributions.......                             (0.011)        (0.045)       (0.044)      (0.028)        (0.009)      (0.006)
                                                     --------        --------      --------     -------       --------     ---------
Net asset value, end of period                       $  1.00        $  1.00       $  1.00      $  1.00        $  1.00      $  1.00
                                                     ========        ========      ========     =======        =======      ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..............                              1.12%(a)       4.62%         4.50%        2.87%          0.91%        0.61%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (000)                      $ 21,308       $ 23,792      $ 16,172     $ 11,124       $ 11,859     $ 11,429
Ratios to average net assets:
   Expenses (net of fees waived) (b)                    0.51%(c)       0.52%         0.67%        0.60%          0.60         0.60%
   Net investment income..                              2.25%(c)       4.49%         4.43%        2.82%          0.88%        0.62%
   Advisory fees waived...                              0.10%(c)       0.06%         0.05%        0.05%          0.09%        0.08%
   Shareholder servicing
       fees waived........                              0.20%(c)       0.20%         0.22%        0.22%          0.21%        0.18%
   Expenses paid indirectly                              --            0.00%         0.00%        0.00%          0.00%        0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly, if applicable
(c)  Annualized

                                             Additional Information, (unaudited)
                                                                   July 31, 2008
PAXWORLD Money Market Fund, Inc.




ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

RESULTS OF PROXY - SPECIAL MEETING OF SHAREHOLDERS

On September 15, 2008, at 10:00 A.M., Eastern time, a Special Meeting of Shareholders of Pax World Money Market Fund, Inc. was held at the offices of the Pax World Management Corp., 30 Penhallow Street, Suite 400, Portsmouth, New Hampshire to approve the Plan of Liquidation and Dissolution of the Fund.

The results of the voting are as follows:

                                            % of               % of
                     Shares Votes     Outstanding Shares    Shares Voted
                    -------------     ------------------    ------------
For                 80,497,585.635        67.47%               97.02%
Against                639,638.564         0.54                 0.77
Abstain              1,832,756.130         1.54                 2.21



                                           [This page intentionally left blank.]

                                           [This page intentionally left blank.]

[GRAPHIC OMITTED]
PO Box 9824
Providence, RI 02940
800.767.1729
WWW.paxworld.com
info@paxworld.com

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

 By (Signature and Title)*/s/ Christine Manna
                              Christine Manna, Secretary

Date: October 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Joseph F. Keefe
                             Joseph F. Keefe, Principal Executive Officer

Date: October 9, 2008

By (Signature and Title)* /s/Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: October 9, 2008

* Print the name and title of each signing officer under his or her signature.